Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

3. Earnings (Loss) Per Share

The Company computes basic earnings (loss) per share using net loss attributable to Company common stockholders and the weighted average number of common shares outstanding during each period. Because the Penny Warrants obligates the Company to issue shares for little or no cash consideration contingent only upon the passage of time (see Note 17 "Warrant Liabilities" for a description of the Penny Warrants), weighted average shares issuable under the Penny Warrants are included in the denominator in the calculation of basic and diluted EPS. Shares of Class B Common Stock do not share in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings (loss) per share of Class B Common Stock under the two-class method has not been presented.

The following table sets forth the computation of the Company’s basic and diluted net (loss) income per share:

	Year Ended December 31,	Year Ended December 31,
(in thousands, except share amounts)	2025	2024
Numerator:
Net loss	$(67,114)	$(101,495)
Less: Net loss attributable to redeemable noncontrolling interests	(50,529)	(73,384)
Less: Net income (loss) attributable to noncontrolling interests	1,007	(7,037)
Add: Series A Preferred Dividends	(4,166)	(3,258)
Add: Series B Preferred Dividends	(5,806)	(1,233)
Basic Net loss attributable to common stockholders	$(27,564)	$(25,565)
Denominator:
Weighted Average Class A Common Stock outstanding	19,946,794	17,757,741
Weighted Average Class A Common Stock issuable under Series A Penny Warrants	1,300,950	1,051,749
Weighted Average Class A Common Stock issuable under Series B Penny Warrants	5,990,160	5,000,000
Weighted Average Shares Outstanding - basic and diluted	27,237,904	23,809,490
Basic and Diluted Earnings (Loss) Per Share
Basic	$(1.01)	$(1.07)
Diluted	$(1.01)	$(1.07)

The following table summarizes potentially dilutive outstanding securities for the year ended December 31, 2025 which were excluded from the calculation of diluted EPS, because their effect would have been anti-dilutive:

	December 31, 2025	December 31, 2024
Public warrants	2,519,869	2,519,869
Private Placement Warrants	4,333,333	4,333,333
Series A Penny Warrants	1,300,950	1,274,742
Class B Common Stock	59,930,000	59,930,000
Total anti-dilutive features	68,084,152	68,057,944